Quarterly Holdings Report
for

Fidelity Advisor® Limited Term Bond Fund

May 31, 2020

LTB-QTLY-0720
1.804849.116

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 63.7%
	Principal Amount	Value
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.:
2.8% 2/17/21	$4,000,000	$4,055,560
3.6% 2/17/23	13,959,000	14,834,102
Verizon Communications, Inc.:
2.946% 3/15/22	3,961,000	4,135,808
3% 3/22/27	626,000	681,788
3.125% 3/16/22	7,000,000	7,348,717
5.15% 9/15/23	5,498,000	6,282,483
		37,338,458
Media - 2.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.579% 7/23/20	7,000,000	7,000,357
4.464% 7/23/22	16,000,000	17,039,319
Comcast Corp.:
1.625% 1/15/22	15,111,000	15,451,175
3.7% 4/15/24	4,500,000	4,976,128
3.95% 10/15/25	2,610,000	2,989,986
Discovery Communications LLC:
2.95% 3/20/23	7,000,000	7,280,071
3.625% 5/15/30	1,664,000	1,758,001
Time Warner Cable, Inc. 4.125% 2/15/21	6,164,000	6,231,488
		62,726,525
Wireless Telecommunication Services - 0.2%
T-Mobile U.S.A., Inc. 3.5% 4/15/25 (a)	6,000,000	6,425,220

TOTAL COMMUNICATION SERVICES		106,490,203

CONSUMER DISCRETIONARY - 3.2%
Automobiles - 2.0%
American Honda Finance Corp. 2.65% 2/12/21	5,000,000	5,059,049
BMW U.S. Capital LLC:
2.7% 4/6/22 (a)	5,799,000	5,903,936
3.45% 4/12/23 (a)	7,000,000	7,311,607
Daimler Finance North America LLC:
2.3% 2/12/21 (a)	5,500,000	5,496,918
2.85% 1/6/22 (a)	3,175,000	3,197,342
General Motors Financial Co., Inc.:
3.2% 7/13/20	5,000,000	5,005,875
3.25% 1/5/23	5,000,000	4,971,831
3.55% 4/9/21	3,143,000	3,148,046
4.15% 6/19/23	5,231,000	5,310,963
4.2% 3/1/21	3,000,000	3,014,268
5.2% 3/20/23	2,909,000	3,028,348
Volkswagen Group of America Finance LLC:
2.5% 9/24/21 (a)	1,970,000	1,980,269
4% 11/12/21 (a)	5,000,000	5,153,686
		58,582,138
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	4,228,000	4,276,835
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp.:
2.625% 1/15/22	3,229,000	3,338,894
3.3% 7/1/25	1,040,000	1,148,836
Starbucks Corp.:
1.3% 5/7/22	1,421,000	1,439,710
3.8% 8/15/25	2,340,000	2,611,244
		8,538,684
Household Durables - 0.3%
D.R. Horton, Inc. 2.55% 12/1/20	3,743,000	3,759,496
Lennar Corp. 2.95% 11/29/20	5,800,000	5,792,750
		9,552,246
Leisure Products - 0.1%
Hasbro, Inc. 2.6% 11/19/22	2,334,000	2,391,149
Multiline Retail - 0.2%
Dollar Tree, Inc. 4% 5/15/25	6,000,000	6,613,723
Target Corp. 2.25% 4/15/25	784,000	835,619
		7,449,342
Specialty Retail - 0.2%
AutoZone, Inc.:
3.125% 7/15/23	3,247,000	3,435,401
3.625% 4/15/25	545,000	598,532
TJX Companies, Inc. 3.5% 4/15/25	1,742,000	1,946,244
		5,980,177
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. 2.4% 3/27/25	333,000	357,217

TOTAL CONSUMER DISCRETIONARY		97,127,788

CONSUMER STAPLES - 4.4%
Beverages - 1.4%
Anheuser-Busch InBev Finance, Inc. 3.3% 2/1/23	8,261,000	8,744,149
Anheuser-Busch InBev Worldwide, Inc. 4.15% 1/23/25	4,276,000	4,805,501
Constellation Brands, Inc. 3 month U.S. LIBOR + 0.700% 1.0924% 11/15/21 (b)(c)	5,630,000	5,593,753
Molson Coors Beverage Co.:
3% 7/15/26	10,575,000	10,612,775
3.5% 5/1/22	4,098,000	4,243,302
PepsiCo, Inc. 2.25% 3/19/25	4,048,000	4,324,452
The Coca-Cola Co. 2.95% 3/25/25	3,333,000	3,684,565
		42,008,497
Food & Staples Retailing - 0.3%
Costco Wholesale Corp. 1.375% 6/20/27	2,448,000	2,490,216
Kroger Co. 3.3% 1/15/21	5,000,000	5,068,663
		7,558,879
Food Products - 0.3%
Conagra Brands, Inc. 3.8% 10/22/21	6,050,000	6,287,134
Mondelez International, Inc. 2.125% 4/13/23	2,817,000	2,909,766
		9,196,900
Tobacco - 2.4%
Altria Group, Inc.:
2.35% 5/6/25	1,003,000	1,038,986
2.85% 8/9/22	5,000,000	5,191,259
3.49% 2/14/22	1,879,000	1,959,299
3.8% 2/14/24	2,268,000	2,465,306
BAT Capital Corp.:
2.764% 8/15/22	10,000,000	10,305,312
3.222% 8/15/24	2,000,000	2,103,293
BAT International Finance PLC 3.5% 6/15/22 (a)	8,000,000	8,320,121
Imperial Tobacco Finance PLC:
2.95% 7/21/20 (a)	6,750,000	6,758,817
3.125% 7/26/24 (a)	8,250,000	8,381,097
4.25% 7/21/25 (a)	3,000,000	3,178,569
Philip Morris International, Inc.:
1.125% 5/1/23	4,000,000	4,047,200
1.5% 5/1/25	3,501,000	3,573,296
1.875% 2/25/21	6,954,000	7,014,461
2.625% 2/18/22	1,793,000	1,851,830
2.875% 5/1/24	4,910,000	5,253,375
Reynolds American, Inc. 4% 6/12/22	1,077,000	1,131,190
		72,573,411

TOTAL CONSUMER STAPLES		131,337,687

ENERGY - 5.8%
Oil, Gas & Consumable Fuels - 5.8%
Canadian Natural Resources Ltd. 3.45% 11/15/21	7,927,000	8,055,348
Cenovus Energy, Inc.:
3% 8/15/22	9,205,000	8,745,872
3.8% 9/15/23	2,000,000	1,904,028
Chevron Corp. 1.554% 5/11/25	7,110,000	7,328,759
Columbia Pipeline Group, Inc. 3.3% 6/1/20	1,439,000	1,439,000
Encana Corp. 3.9% 11/15/21	4,500,000	4,320,063
Energy Transfer Partners LP:
2.9% 5/15/25	7,150,000	7,074,609
3.6% 2/1/23	2,824,000	2,891,257
4.2% 9/15/23	1,441,000	1,498,086
4.5% 4/15/24	570,000	600,595
Enterprise Products Operating LP:
2.8% 2/15/21	2,038,000	2,064,914
2.85% 4/15/21	1,590,000	1,614,235
Equinor ASA:
1.75% 1/22/26	1,120,000	1,143,926
2.875% 4/6/25	7,000,000	7,541,756
Kinder Morgan Energy Partners LP 3.5% 9/1/23	5,738,000	6,070,733
Marathon Oil Corp. 2.8% 11/1/22	7,000,000	6,784,343
Marathon Petroleum Corp. 4.5% 5/1/23	5,640,000	5,995,191
MPLX LP:
3 month U.S. LIBOR + 1.100% 2.0989% 9/9/22 (b)(c)	1,082,000	1,021,630
3.375% 3/15/23	6,618,000	6,829,462
4.5% 7/15/23	856,000	898,850
Newfield Exploration Co. 5.625% 7/1/24	1,967,000	1,791,085
Occidental Petroleum Corp.:
3 month U.S. LIBOR + 1.450% 1.8424% 8/15/22 (b)(c)	2,590,000	2,266,250
2.6% 8/13/21	706,000	679,878
2.7% 8/15/22	624,000	570,773
2.9% 8/15/24	2,061,000	1,638,495
3.125% 2/15/22	1,336,000	1,250,950
3.2% 8/15/26	277,000	202,127
4.85% 3/15/21	6,035,000	5,914,300
Petrobras Global Finance BV 5.299% 1/27/25	7,000,000	7,140,000
Petroleos Mexicanos 6.49% 1/23/27 (a)	6,035,000	5,303,256
Phillips 66 Co. 3.7% 4/6/23	4,430,000	4,733,499
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	4,768,000	4,777,683
Schlumberger Investment SA 3.3% 9/14/21 (a)	5,000,000	5,083,562
Shell International Finance BV:
2.375% 4/6/25	2,991,000	3,185,714
3.5% 11/13/23	1,470,000	1,604,555
Suncor Energy, Inc. 3.6% 12/1/24	7,800,000	8,257,547
TransCanada PipeLines Ltd. 2.5% 8/1/22	5,142,000	5,255,129
Valero Energy Corp.:
2.7% 4/15/23	805,000	832,892
2.85% 4/15/25	463,000	486,749
Western Gas Partners LP:
3 month U.S. LIBOR + 0.850% 2.1614% 1/13/23 (b)(c)	2,040,000	1,784,787
3.1% 2/1/25	3,287,000	3,058,948
5.375% 6/1/21	10,371,000	10,241,363
Williams Partners LP 3.6% 3/15/22	12,000,000	12,348,581
		172,230,780
FINANCIALS - 28.3%
Banks - 14.6%
ABN AMRO Bank NV:
3 month U.S. LIBOR + 0.570% 0.9393% 8/27/21 (a)(b)(c)	5,000,000	5,002,270
3.4% 8/27/21 (a)	5,000,000	5,165,500
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (b)(c)	6,000,000	6,116,679
2.328% 10/1/21 (b)	3,000,000	3,008,891
2.369% 7/21/21 (b)	5,000,000	5,006,266
2.625% 4/19/21	13,000,000	13,234,178
3.004% 12/20/23 (b)	6,462,000	6,752,212
3.124% 1/20/23 (b)	10,000,000	10,333,365
4.2% 8/26/24	15,750,000	17,369,500
Barclays Bank PLC:
1.7% 5/12/22	1,358,000	1,376,546
2.65% 1/11/21	5,500,000	5,550,444
Barclays PLC:
2.852% 5/7/26 (b)	3,848,000	3,942,193
2.875% 6/8/20	3,000,000	3,000,900
3.2% 8/10/21	5,045,000	5,144,856
3.25% 1/12/21	2,046,000	2,070,818
3.932% 5/7/25 (b)	4,000,000	4,259,284
BPCE SA:
2.75% 12/2/21	2,000,000	2,054,500
4% 9/12/23 (a)	5,000,000	5,325,328
Capital One Bank NA 2.28% 1/28/26 (b)	7,000,000	6,894,187
Capital One NA 2.15% 9/6/22	1,762,000	1,784,209
CIT Group, Inc. 4.75% 2/16/24	5,000,000	5,009,350
Citigroup, Inc.:
2.312% 11/4/22 (b)	5,000,000	5,067,551
2.35% 8/2/21	10,000,000	10,177,161
2.65% 10/26/20	3,000,000	3,025,309
2.7% 10/27/22	5,000,000	5,178,513
2.75% 4/25/22	4,010,000	4,136,511
4.4% 6/10/25	3,018,000	3,338,352
Citizens Financial Group, Inc. 2.375% 7/28/21	417,000	422,871
Credit Agricole SA 2.75% 6/10/20 (a)	8,000,000	8,002,909
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	6,000,000	6,139,139
Credit Suisse New York Branch 3% 10/29/21	1,500,000	1,547,092
Danske Bank A/S 3.875% 9/12/23 (a)	6,000,000	6,241,944
Fifth Third Bancorp 2.875% 7/27/20	3,200,000	3,204,960
First Horizon National Corp. 3.5% 12/15/20	3,000,000	3,025,286
HSBC Holdings PLC:
2.95% 5/25/21	626,000	639,899
3.262% 3/13/23 (b)	3,374,000	3,485,987
3.803% 3/11/25 (b)	5,000,000	5,352,325
3.95% 5/18/24 (b)	3,000,000	3,203,701
Huntington Bancshares, Inc.:
2.3% 1/14/22	5,000,000	5,099,855
2.625% 8/6/24	4,610,000	4,791,827
3.15% 3/14/21	3,000,000	3,045,937
7% 12/15/20	180,000	185,351
ING Bank NV 2.7% 8/17/20 (a)	1,438,000	1,443,592
ING Groep NV 3.15% 3/29/22	5,250,000	5,429,911
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	5,775,000	5,811,285
JPMorgan Chase & Co.:
1.514% 6/1/24 (b)	5,770,000	5,810,547
2.083% 4/22/26 (b)	15,219,000	15,574,344
2.956% 5/13/31 (b)	2,053,000	2,113,555
3.207% 4/1/23 (b)	8,000,000	8,310,854
3.514% 6/18/22 (b)	8,000,000	8,212,748
3.559% 4/23/24 (b)	10,000,000	10,647,653
Lloyds Banking Group PLC:
2.438% 2/5/26 (b)	2,636,000	2,665,741
2.907% 11/7/23 (b)	10,197,000	10,484,406
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	2,760,000	2,812,152
2.193% 2/25/25	7,200,000	7,380,754
2.623% 7/18/22	5,000,000	5,145,960
2.95% 3/1/21	1,336,000	1,359,967
2.998% 2/22/22	2,619,000	2,703,421
3.218% 3/7/22	5,000,000	5,178,576
Mizuho Financial Group, Inc.:
2.273% 9/13/21	3,000,000	3,061,247
2.632% 4/12/21 (a)	5,180,000	5,273,019
2.953% 2/28/22	6,000,000	6,204,288
Regions Financial Corp.:
2.25% 5/18/25	3,135,000	3,193,816
2.75% 8/14/22	5,022,000	5,139,950
3.8% 8/14/23	1,805,000	1,923,073
Royal Bank of Scotland Group PLC:
2.359% 5/22/24 (b)	4,223,000	4,264,816
3.875% 9/12/23	7,000,000	7,412,263
4.519% 6/25/24 (b)	10,962,000	11,769,682
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	5,500,000	5,679,576
3.45% 6/2/25	5,700,000	5,755,484
4.45% 12/3/21	4,500,000	4,695,910
Sumitomo Mitsui Financial Group, Inc. 2.934% 3/9/21	2,449,000	2,493,727
Synchrony Bank 3% 6/15/22	2,328,000	2,336,389
Synovus Bank 2.289% 2/10/23 (b)	1,640,000	1,620,177
Synovus Financial Corp. 3.125% 11/1/22	7,118,000	7,151,099
Wells Fargo & Co.:
1.654% 6/2/24 (b)	5,500,000	5,515,711
2.164% 2/11/26 (b)	10,000,000	10,134,790
2.406% 10/30/25 (b)	14,000,000	14,369,143
3.75% 1/24/24	5,000,000	5,377,695
4.3% 7/22/27	7,000,000	7,878,212
Westpac Banking Corp.:
2.8% 1/11/22	5,000,000	5,173,982
4.11% 7/24/34 (b)	1,710,000	1,838,928
Zions Bancorp NA 3.35% 3/4/22	1,971,000	1,994,545
		435,056,944
Capital Markets - 5.9%
Credit Suisse AG:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.450% 0.5051% 2/4/22 (b)(c)	7,000,000	6,914,316
2.1% 11/12/21	4,059,000	4,140,866
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	4,805,000	4,913,394
3.574% 1/9/23 (a)	15,000,000	15,465,108
Deutsche Bank AG New York Branch:
2.7% 7/13/20	15,000,000	15,000,000
3.15% 1/22/21	6,179,000	6,184,297
3.3% 11/16/22	5,000,000	5,046,596
E*TRADE Financial Corp. 2.95% 8/24/22	10,000,000	10,289,296
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	12,097,000	12,359,787
2.905% 7/24/23 (b)	17,500,000	17,981,706
3% 4/26/22	8,000,000	8,139,302
3.2% 2/23/23	12,500,000	13,144,709
Moody's Corp.:
2.625% 1/15/23	5,950,000	6,216,490
2.75% 12/15/21	1,683,000	1,732,616
3.25% 6/7/21	2,577,000	2,646,279
Morgan Stanley:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.700% 0.7506% 1/20/23 (b)(c)	5,000,000	4,896,452
2.5% 4/21/21	6,200,000	6,301,763
2.625% 11/17/21	5,350,000	5,495,952
2.72% 7/22/25 (b)	3,953,000	4,145,631
3.737% 4/24/24 (b)	12,000,000	12,811,353
4.875% 11/1/22	7,000,000	7,594,179
State Street Corp. 2.901% 3/30/26 (a)(b)	305,000	327,851
UBS AG London Branch 1.75% 4/21/22 (a)	5,000,000	5,081,800
		176,829,743
Consumer Finance - 3.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.3% 1/23/23	7,000,000	6,333,279
3.5% 5/26/22	915,000	848,353
4.125% 7/3/23	1,826,000	1,625,664
4.45% 12/16/21	1,327,000	1,259,505
4.875% 1/16/24	1,481,000	1,324,186
Ally Financial, Inc.:
4.25% 4/15/21	2,920,000	2,949,200
5.125% 9/30/24	5,010,000	5,213,556
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 1.4301% 7/30/21 (a)(b)(c)	4,379,000	4,059,008
3 month U.S. LIBOR + 0.950% 2.5304% 6/1/21 (a)(b)(c)	4,740,000	4,361,782
Capital One Financial Corp.:
3.2% 1/30/23	10,000,000	10,365,058
3.9% 1/29/24	3,000,000	3,185,553
Discover Financial Services 5.2% 4/27/22	3,239,000	3,411,692
Ford Motor Credit Co. LLC:
2.343% 11/2/20	5,500,000	5,460,840
2.425% 6/12/20	3,000,000	2,992,500
3.087% 1/9/23	10,000,000	9,460,000
3.157% 8/4/20	6,250,000	6,245,000
3.336% 3/18/21	4,500,000	4,424,400
3.339% 3/28/22	2,246,000	2,167,457
4.14% 2/15/23	5,000,000	4,847,600
GE Capital International Funding Co. 2.342% 11/15/20	15,830,000	15,934,706
John Deere Capital Corp. 2.6% 3/7/24	1,555,000	1,654,733
Synchrony Financial:
2.85% 7/25/22	703,000	689,992
4.25% 8/15/24	2,551,000	2,549,431
4.375% 3/19/24	4,922,000	4,967,458
Toyota Motor Credit Corp. 2.6% 1/11/22	5,500,000	5,647,451
		111,978,404
Diversified Financial Services - 0.5%
AIG Global Funding:
2.3% 7/1/22 (a)	1,900,000	1,957,928
3.35% 6/25/21 (a)	5,000,000	5,142,082
AXA Equitable Holdings, Inc. 3.9% 4/20/23	467,000	493,037
BP Capital Markets America, Inc. 2.937% 4/6/23	1,665,000	1,758,625
Brixmor Operating Partnership LP 3.875% 8/15/22	6,534,000	6,656,754
		16,008,426
Insurance - 3.5%
American International Group, Inc.:
2.5% 6/30/25	5,000,000	5,171,924
3.3% 3/1/21	5,725,000	5,824,811
4.2% 4/1/28	4,000,000	4,444,876
4.875% 6/1/22	1,484,000	1,596,504
Aon Corp.:
2.2% 11/15/22	1,504,000	1,547,590
5% 9/30/20	2,178,000	2,209,090
Aon PLC 2.8% 3/15/21	7,000,000	7,084,180
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	16,714,000	17,210,573
Marsh & McLennan Companies, Inc.:
2.75% 1/30/22	4,993,000	5,161,128
3.3% 3/14/23	1,731,000	1,826,238
3.875% 3/15/24	4,123,000	4,524,003
MassMutual Global Funding II 2.5% 4/13/22 (a)	5,440,000	5,601,884
Metropolitan Life Global Funding I:
1.95% 1/13/23 (a)	5,000,000	5,130,821
2.65% 4/8/22 (a)	5,000,000	5,154,094
New York Life Global Funding 1.1% 5/5/23 (a)	2,841,000	2,874,424
Pricoa Global Funding I:
2.4% 9/23/24 (a)	6,476,000	6,813,312
2.45% 9/21/22 (a)	4,109,000	4,242,442
Protective Life Global Funding 2.615% 8/22/22 (a)	10,240,000	10,395,243
Prudential Financial, Inc. 3.5% 5/15/24	2,550,000	2,790,212
Willis Group North America, Inc. 4.5% 9/15/28	5,000,000	5,672,751
		105,276,100

TOTAL FINANCIALS		845,149,617

HEALTH CARE - 5.4%
Biotechnology - 0.5%
AbbVie, Inc.:
2.3% 11/21/22 (a)	6,780,000	6,998,551
3.45% 3/15/22 (a)	5,000,000	5,202,264
Amgen, Inc. 2.65% 5/11/22	1,600,000	1,659,902
		13,860,717
Health Care Equipment & Supplies - 0.8%
Alcon Finance Corp. 2.75% 9/23/26 (a)	4,038,000	4,282,994
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.870% 2.2496% 12/29/20 (b)(c)	4,856,000	4,854,543
2.894% 6/6/22	3,544,000	3,681,613
Boston Scientific Corp.:
1.9% 6/1/25	5,000,000	5,074,804
3.45% 3/1/24	1,869,000	2,003,924
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 1.8019% 3/19/21 (b)(c)	3,916,000	3,883,580
		23,781,458
Health Care Providers & Services - 1.9%
Anthem, Inc. 2.95% 12/1/22	3,723,000	3,910,796
Centene Corp. 4.75% 1/15/25	2,090,000	2,157,925
Cigna Corp.:
3.4% 9/17/21	6,363,000	6,584,012
3.75% 7/15/23	4,703,000	5,117,000
CVS Health Corp.:
2.8% 7/20/20	1,496,000	1,497,541
3.35% 3/9/21	6,325,000	6,453,345
3.7% 3/9/23	16,542,000	17,720,566
Express Scripts Holding Co. 2.6% 11/30/20	1,233,000	1,243,272
Humana, Inc. 2.5% 12/15/20	3,630,000	3,662,753
UnitedHealth Group, Inc.:
1.25% 1/15/26	597,000	605,701
2.125% 3/15/21	3,000,000	3,041,096
2.7% 7/15/20	1,361,000	1,364,682
3.35% 7/15/22	3,000,000	3,172,435
		56,531,124
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.:
2.95% 9/19/26	6,566,000	7,205,416
3% 4/15/23	5,000,000	5,323,479
		12,528,895
Pharmaceuticals - 1.8%
Bayer U.S. Finance II LLC:
3.5% 6/25/21 (a)	7,000,000	7,153,192
4.25% 12/15/25 (a)	5,000,000	5,597,695
Bristol-Myers Squibb Co.:
2.6% 5/16/22 (a)	4,893,000	5,096,231
2.875% 8/15/20 (a)	3,000,000	3,015,360
2.9% 7/26/24 (a)	6,000,000	6,477,314
3.2% 6/15/26 (a)	5,000,000	5,608,105
Elanco Animal Health, Inc.:
4.662% 8/27/21 (b)	3,082,000	3,135,935
5.022% 8/28/23 (b)	552,000	582,922
Mylan NV 3.15% 6/15/21	2,306,000	2,348,444
Perrigo Finance PLC:
3.5% 3/15/21	1,920,000	1,922,315
3.5% 12/15/21	1,375,000	1,371,045
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	7,000,000	7,140,144
Zoetis, Inc. 3.45% 11/13/20	4,625,000	4,667,388
		54,116,090

TOTAL HEALTH CARE		160,818,284

INDUSTRIALS - 3.4%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	5,615,000	5,648,782
The Boeing Co. 4.875% 5/1/25	3,000,000	3,184,117
		8,832,899
Airlines - 0.5%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	5,438,797	3,154,502
Delta Air Lines, Inc.:
2.9% 10/28/24	5,500,000	4,458,928
3.4% 4/19/21	3,790,000	3,647,921
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	4,104,000	2,544,195
		13,805,546
Building Products - 0.1%
Carrier Global Corp. 2.242% 2/15/25 (a)	3,940,000	3,946,048
Commercial Services & Supplies - 0.2%
Waste Management, Inc. 2.95% 6/15/24	5,082,000	5,427,899
Industrial Conglomerates - 0.4%
General Electric Co. 3.45% 5/1/27	679,000	672,263
Roper Technologies, Inc.:
2.8% 12/15/21	3,883,000	3,991,326
3% 12/15/20	5,100,000	5,141,769
3.65% 9/15/23	3,078,000	3,322,832
		13,128,190
Machinery - 0.9%
Caterpillar Financial Services Corp. 0.95% 5/13/22	6,000,000	6,059,757
Deere & Co. 2.75% 4/15/25	423,000	458,650
Fortive Corp. 2.35% 6/15/21	1,547,000	1,561,124
Otis Worldwide Corp.:
3 month U.S. LIBOR + 0.450% 2.0876% 4/5/23 (a)(b)(c)	4,000,000	3,946,579
2.056% 4/5/25 (a)	7,000,000	7,222,595
Westinghouse Air Brake Co. 4.4% 3/15/24	5,900,000	6,040,468
		25,289,173
Road & Rail - 0.2%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (a)	7,180,000	5,496,944
3.625% 5/1/22 (a)	719,000	639,766
3.95% 7/1/24 (a)	955,000	788,036
		6,924,746
Trading Companies & Distributors - 0.8%
Air Lease Corp.:
2.5% 3/1/21	3,120,000	3,011,377
2.625% 7/1/22	5,000,000	4,738,564
3.375% 6/1/21	8,097,000	7,797,313
3.75% 2/1/22	1,228,000	1,171,295
4.25% 2/1/24	2,597,000	2,436,238
International Lease Finance Corp. 5.875% 8/15/22	4,375,000	4,243,999
		23,398,786

TOTAL INDUSTRIALS		100,753,287

INFORMATION TECHNOLOGY - 3.0%
Electronic Equipment & Components - 0.7%
Amphenol Corp. 3.2% 4/1/24	896,000	950,882
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	9,200,000	9,372,543
5.45% 6/15/23 (a)	10,591,000	11,371,578
		21,695,003
IT Services - 0.7%
IBM Corp. 2.85% 5/13/22	7,000,000	7,315,795
PayPal Holdings, Inc.:
1.35% 6/1/23	2,668,000	2,710,290
1.65% 6/1/25	2,097,000	2,147,792
The Western Union Co.:
2.85% 1/10/25	1,242,000	1,281,681
4.25% 6/9/23	5,000,000	5,390,511
Visa, Inc. 1.9% 4/15/27	1,132,000	1,184,863
		20,030,932
Semiconductors & Semiconductor Equipment - 0.4%
Micron Technology, Inc.:
2.497% 4/24/23	3,383,000	3,463,611
4.185% 2/15/27	6,000,000	6,633,274
		10,096,885
Software - 0.5%
Microsoft Corp. 2.4% 8/8/26	10,000,000	10,982,046
Oracle Corp. 1.9% 9/15/21	5,000,000	5,089,421
		16,071,467
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.:
1.125% 5/11/25	5,500,000	5,589,377
2.45% 8/4/26	15,000,000	16,357,449
		21,946,826

TOTAL INFORMATION TECHNOLOGY		89,841,113

MATERIALS - 0.3%
Chemicals - 0.3%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (a)	3,089,000	3,218,599
The Mosaic Co. 3.25% 11/15/22	7,000,000	7,053,557
		10,272,156
REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Boston Properties, Inc. 3.2% 1/15/25	3,000,000	3,148,562
ERP Operating LP 3.375% 6/1/25	3,000,000	3,216,024
Federal Realty Investment Trust 2.55% 1/15/21	5,000,000	5,001,107
Healthcare Trust of America Holdings LP 3.5% 8/1/26	621,000	639,293
Kimco Realty Corp. 3.3% 2/1/25	5,500,000	5,570,281
Omega Healthcare Investors, Inc. 4.375% 8/1/23	5,877,000	5,917,421
Simon Property Group LP:
2.35% 1/30/22	1,046,000	1,040,647
2.75% 6/1/23	4,610,000	4,642,280
SITE Centers Corp. 4.25% 2/1/26	1,865,000	1,868,995
Ventas Realty LP:
2.65% 1/15/25	3,710,000	3,540,118
3% 1/15/30	4,013,000	3,708,954
3.125% 6/15/23	591,000	587,210
3.5% 4/15/24	2,140,000	2,125,114
Welltower, Inc.:
3.625% 3/15/24	4,035,000	4,126,432
3.95% 9/1/23	1,993,000	2,081,798
		47,214,236
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
3.95% 2/15/23	3,334,000	3,382,275
4.1% 10/1/24	372,000	380,292
Digital Realty Trust LP:
2.75% 2/1/23	2,037,000	2,085,814
3.625% 10/1/22	1,040,000	1,079,697
3.95% 7/1/22	2,280,000	2,384,433
Mack-Cali Realty LP 4.5% 4/18/22	185,000	166,541
		9,479,052

TOTAL REAL ESTATE		56,693,288

UTILITIES - 4.4%
Electric Utilities - 2.3%
American Electric Power Co., Inc. 2.15% 11/13/20	3,500,000	3,519,783
Cleco Corporate Holdings LLC 3.743% 5/1/26	2,893,000	2,996,063
Duke Energy Corp. 1.8% 9/1/21	1,354,000	1,370,066
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (a)	48,000	48,775
Edison International 2.95% 3/15/23	730,000	744,577
Eversource Energy:
2.5% 3/15/21	4,386,000	4,436,226
2.75% 3/15/22	3,489,000	3,601,401
Exelon Corp.:
2.85% 6/15/20	2,479,000	2,480,382
3.497% 6/1/22 (b)	10,287,000	10,697,798
FirstEnergy Corp.:
2.05% 3/1/25	3,271,000	3,335,852
4.25% 3/15/23	600,000	647,915
Florida Power & Light Co. 2.85% 4/1/25	1,508,000	1,640,479
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,115,000	1,176,758
ITC Holdings Corp. 2.7% 11/15/22	3,503,000	3,637,815
LG&E and KU Energy LLC 3.75% 11/15/20	5,002,000	5,025,827
NextEra Energy Capital Holdings, Inc. 2.75% 5/1/25	7,000,000	7,485,669
Southern Co. 2.35% 7/1/21	5,250,000	5,340,035
Virginia Electric & Power Co. 2.75% 3/15/23	10,000,000	10,492,714
Xcel Energy, Inc. 2.4% 3/15/21	1,050,000	1,062,454
		69,740,589
Gas Utilities - 0.0%
Dominion Gas Holdings LLC 2.5% 11/15/24	1,156,000	1,211,128
Independent Power and Renewable Electricity Producers - 0.2%
Emera U.S. Finance LP 2.7% 6/15/21	548,000	555,224
The AES Corp. 3.3% 7/15/25 (a)	4,133,000	4,196,152
		4,751,376
Multi-Utilities - 1.9%
Berkshire Hathaway Energy Co.:
2.375% 1/15/21	5,420,000	5,480,245
2.8% 1/15/23	5,944,000	6,268,949
CenterPoint Energy, Inc. 2.5% 9/1/22	1,229,000	1,267,093
Consolidated Edison, Inc. 2% 5/15/21	1,538,000	1,557,584
Dominion Energy, Inc.:
2% 8/15/21	1,458,000	1,477,021
2.715% 8/15/21	3,913,000	3,978,558
DTE Energy Co. 2.25% 11/1/22	5,500,000	5,674,921
NiSource Finance Corp. 3.85% 2/15/23	700,000	737,316
NiSource, Inc.:
2.65% 11/17/22	4,959,000	5,125,601
2.95% 9/1/29	3,000,000	3,220,576
3.65% 6/15/23	6,657,000	7,133,840
Public Service Enterprise Group, Inc.:
2% 11/15/21	1,782,000	1,806,735
2.65% 11/15/22	3,830,000	3,988,370
Puget Energy, Inc. 6.5% 12/15/20	991,000	1,014,836
Sempra Energy:
2.85% 11/15/20	1,392,000	1,399,544
2.9% 2/1/23	1,017,000	1,058,061
WEC Energy Group, Inc.:
3 month U.S. LIBOR + 2.110% 2.5049% 5/15/67 (b)(c)	454,000	366,043
3.375% 6/15/21	5,540,000	5,697,985
		57,253,278

TOTAL UTILITIES		132,956,371

TOTAL NONCONVERTIBLE BONDS
(Cost $1,868,239,548)		1,903,670,574

U.S. Treasury Obligations - 8.7%
U.S. Treasury Notes:
0.375% 4/30/25	$20,855,000	$20,925,874
0.5% 5/31/27	43,084,000	43,087,366
1.5% 1/31/27	13,045,000	13,920,442
1.5% 2/15/30	39,738,000	42,954,294
1.625% 9/30/26	27,581,000	29,601,093
2.625% 2/15/29 (d)	24,000,000	28,144,687
2.75% 6/30/25	34,406,000	38,595,199
2.875% 11/30/25	38,171,000	43,362,856
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $246,514,028)		260,591,811

U.S. Government Agency - Mortgage Securities - 0.7%
Fannie Mae - 0.7%
3% 12/1/31	3,229,039	3,412,770
3.5% 9/1/29 to 10/1/29	1,174,865	1,264,353
4.5% to 4.5% 3/1/35 to 9/1/49	13,672,880	14,986,555
6.5% 7/1/32 to 8/1/36	202,021	233,856
7% 8/1/28 to 6/1/33	153,855	179,320
7.5% to 7.5% 6/1/26 to 2/1/28	39,064	44,361
8.5% 5/1/21 to 9/1/25	1,741	1,912

TOTAL FANNIE MAE		20,123,127

Freddie Mac - 0.0%
8.5% 12/1/26 to 8/1/27	15,547	17,524
Ginnie Mae - 0.0%
7% to 7% 7/15/28 to 11/15/28	28,325	32,101
7.5% 2/15/28 to 10/15/28	2,577	2,959
8% 6/15/24	21	23
8.5% 10/15/21	4,056	4,138

TOTAL GINNIE MAE		39,221

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $19,686,400)		20,179,872

Asset-Backed Securities - 7.7%
AASET Trust Series 2019-2 Class A, 3.376% 10/16/39 (a)	$2,876,334	$2,245,557
Ally Master Owner Trust:
Series 2018-1 Class A1, 2.7% 1/17/23	5,500,000	5,545,912
Series 2018-2 Class A, 3.29% 5/15/23	6,070,000	6,187,664
American Credit Acceptance Receivables Trust Series 2019-3 Class A, 2.44% 12/12/22 (a)	1,424,676	1,428,365
AmeriCredit Automobile Receivables Trust Series 2019-3 Class A2A, 2.17% 1/18/23	3,425,750	3,440,958
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (a)	1,343,451	1,087,106
Bank of The West Auto Trust Series 2018-1 Class A3, 3.43% 12/15/22 (a)	2,013,298	2,034,017
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.120% 1.2933% 2/25/35 (b)(c)	184,075	176,599
Canadian Pacer Auto Receivables Trust Series 2019-1A Class A2, 2.78% 3/21/22 (a)	2,418,584	2,431,417
Capital One Multi-Asset Execution Trust Series 2019-A1 Class A1, 2.84% 12/15/24	6,392,000	6,655,017
CarMax Auto Owner Trust Series 2019-1 Class A3, 3.05% 3/15/24	3,892,000	4,008,912
Chesapeake Funding II LLC:
Series 2017-2A Class A1, 1.99% 5/15/29 (a)	933,759	936,732
Series 2018-1A Class A1, 3.04% 4/15/30 (a)	1,495,131	1,517,865
Series 2018-3A Class A1, 3.39% 1/15/31 (a)	2,146,519	2,198,422
Series 2019-1A Class A1, 2.94% 4/15/31 (a)	3,295,894	3,322,267
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (a)	1,575,143	1,566,374
Consumer Loan Underlying Bond (CLUB) Credit Trust Series 2020-P1 Class A, 2.26% 3/15/28 (a)	5,940,286	5,879,566
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P2 Class A, 3.47% 10/15/25 (a)	844,374	845,594
Series 2018-P3 Class A, 3.82% 1/15/26 (a)	2,117,880	2,111,124
Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	5,787,713	5,673,496
Series 2019-P1 Class A, 2.94% 7/15/26 (a)	1,021,929	1,019,877
Series 2019-P2 Class A, 2.47% 10/15/26 (a)	3,878,685	3,871,101
Dell Equipment Finance Trust:
Series 2018-1 Class A3, 3.18% 6/22/23 (a)	1,253,287	1,263,400
Series 2018-2 Class A3, 3.37% 10/22/23 (a)	1,970,000	1,991,405
Series 2019-2:
Class A2, 1.95% 12/22/21 (a)	5,380,000	5,398,855
Class A3, 1.91% 10/22/24 (a)	2,190,000	2,209,998
DLL Securitization Trust:
Series 2018-ST2 Class A3, 3.46% 1/20/22 (a)	2,799,890	2,829,723
Series 2019-MT3:
Class A2, 2.13% 1/20/22 (a)	5,380,000	5,407,319
Class A3, 2.08% 2/21/23 (a)	2,099,000	2,107,186
DT Auto Owner Trust Series 2019-4A Class A, 2.17% 5/15/23 (a)	4,026,708	4,044,823
Enterprise Fleet Financing LLC:
Series 2019-1 Class A2, 2.98% 10/20/24 (a)	2,699,632	2,736,621
Series 2020-1 Class A2, 1.78% 12/22/25 (a)	7,000,000	6,919,995
Ford Credit Auto Owner Trust:
Series 2015-2 Class A, 2.44% 1/15/27 (a)	6,181,000	6,189,423
Series 2016-1 Class A, 2.31% 8/15/27 (a)	5,938,000	5,982,270
Series 2019-1 Class A, 3.52% 7/15/30 (a)	4,783,000	5,024,365
Ford Credit Floorplan Master Owner Trust:
Series 2015-5 Class A, 2.39% 8/15/22	10,511,000	10,514,418
Series 2017-2 Class A1, 2.16% 9/15/22	5,521,000	5,528,199
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	1,254,134	1,038,852
HPEFS Equipment Trust Series 2020-1A Class A2, 1.73% 2/20/30 (a)	5,362,000	5,356,999
Hyundai Auto Lease Securitization Trust Series 2020-A Class A3, 1.95% 7/17/23 (a)	3,523,000	3,555,401
Hyundai Auto Receivables Trust Series 2019-B Class A3, 1.94% 2/15/24	3,964,000	4,047,780
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.1% 8/15/22 (a)	4,462,378	4,523,799
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	2,311,000	2,325,432
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (a)	1,247,486	1,240,641
Series 2020-1A Class A, 2.24% 3/15/30 (a)	894,832	891,441
Mercedes-Benz Auto Lease Trust Series 2019-B Class A3, 2% 10/17/22	3,073,000	3,097,908
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (a)	1,160,467	1,216,379
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (a)	4,116,000	4,143,005
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 0.6783% 9/25/35 (b)(c)	40,895	40,635
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.4133% 1/25/36 (b)(c)	125,627	123,822
Prosper Marketplace Issuance Trust Series 2019-4A Class A, 2.48% 2/17/26 (a)	552,452	549,963
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (a)	4,325,384	4,336,850
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (a)	2,754,251	2,264,159
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	2,797,000	2,876,900
3.168% 4/9/47 (a)	7,000,000	7,066,853
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (a)	3,414,343	3,409,154
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.0283% 9/25/34 (b)(c)	2,132	1,965
Tesla Auto Lease Trust Series 2019-A Class A2, 2.13% 4/20/22 (a)	7,000,000	7,046,857
Towd Point Mortgage Trust Series 2018-3 Class A1, 3.75% 5/25/58 (a)	2,199,074	2,311,272
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.4603% 4/6/42 (a)(b)(c)	304,000	196,080
Upgrade Receivables Trust:
Series 2019-1A Class A, 3.48% 3/15/25 (a)	159,425	159,030
Series 2019-2A Class A, 2.77% 10/15/25 (a)	1,310,489	1,291,219
Verizon Owner Trust:
Series 2017-3A Class A1A, 2.06% 4/20/22 (a)	1,977,751	1,985,068
Series 2020-A:
Class A1A, 1.85% 7/22/24	6,472,000	6,641,852
Class B, 1.98% 7/22/24	6,524,000	6,553,006
Class C, 2.06% 7/22/24	2,547,000	2,532,897
Volvo Financial Equipment LLC:
Series 2019-1A Class A3, 3% 3/15/23 (a)	2,587,000	2,636,942
Series 2019-2A Class A3, 2.04% 11/15/23 (a)	3,127,000	3,143,309
Wheels SPV LLC Series 2018-1A Class A2, 3.06% 4/20/27 (a)	1,653,602	1,665,420
World Omni Auto Receivables Trust Series 2020-A Class A2A, 1.02% 6/15/23	5,000,000	5,015,897
World Omni Automobile Lease Securitization Trust Series 2019-A Class A3, 2.94% 5/16/22	2,614,000	2,655,607
TOTAL ASSET-BACKED SECURITIES
(Cost $227,967,185)		228,274,336

Collateralized Mortgage Obligations - 3.0%
Private Sponsor - 0.9%
CSAIL Commercial Mortgage Trust Series 2015-C2 Class ASB, 3.2241% 6/15/57	1,269,316	1,306,692
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 0.8095% 8/25/60 (a)(b)(c)	1,476,167	1,469,009
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 1.6389% 10/15/54 (a)(b)(c)	1,779,324	1,777,192
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 2.4528% 12/22/69 (a)(b)(c)	1,286,680	1,284,316
Series 2019-2A Class 1A, 2.71% 12/22/69 (a)	5,532,000	5,606,289
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 0.6573% 2/25/37 (b)(c)	465	463
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/26/29 (a)	1,072,015	1,069,682
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/59 (a)	3,005,374	3,098,020
Permanent Master Issuer PLC floater:
Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 1.5989% 7/15/58 (a)(b)(c)	5,586,000	5,581,101
Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 1.7689% 7/15/58 (a)(b)(c)	1,138,000	1,132,755
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (a)	1,252,169	1,255,512
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.7849% 7/20/34 (b)(c)	1,021	963
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 1.679% 1/21/70 (a)(b)(c)	4,954,775	4,941,491

TOTAL PRIVATE SPONSOR		28,523,485

U.S. Government Agency - 2.1%
Fannie Mae:
planned amortization class:
Series 2015-28 Class P, 2.5% 5/25/45	3,339,645	3,506,481
Series 2019-33 Class N, 3% 3/25/48	14,588,777	15,215,187
Series 2015-28 Class JE, 3% 5/25/45	2,371,908	2,526,799
Series 2018-3 Class LP, 3% 2/25/47	12,914,405	13,682,623
Series 2019-59 Class AB, 2.5% 10/25/39	5,183,960	5,358,259
Freddie Mac:
planned amortization class Series 2019-4903 Class DA, 3% 10/25/48	5,576,342	5,891,614
sequential payer Series 4873 Class CA, 4% 7/15/47	7,774,039	8,312,291
Series 3949 Class MK, 4.5% 10/15/34	94,971	103,880
Series 4472 Class WL, 3% 5/15/45	1,085,586	1,158,725
Freddie Mac Seasoned Credit Risk Transfer Trust sequential payer Series 2019-2 Class MA, 3.5% 8/25/58	5,198,354	5,556,147
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (e)	582,708	584,003

TOTAL U.S. GOVERNMENT AGENCY		61,896,009

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $88,214,906)		90,419,494

Commercial Mortgage Securities - 9.1%
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	1,767,000	1,613,188
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (a)	4,065,249	4,063,553
Benchmark Mortgage Trust:
sequential payer Series 2018-B2 Class A2, 3.6623% 2/15/51	5,621,000	5,910,828
Series 2019-B14 Class XA, 0.7902% 12/15/62 (b)(f)	24,888,473	1,217,390
Series 2020-B17 Class XA, 1.5424% 3/15/53 (b)(f)	49,524,317	4,462,636
BX Commercial Mortgage Trust floater sequential payer Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.9836% 12/15/36 (a)(b)(c)	3,057,000	2,957,431
BX Trust floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.1836% 4/15/34 (a)(b)(c)	614,000	564,718
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.1036% 10/15/36 (a)(b)(c)	6,351,503	6,224,181
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 1.1336% 11/15/36 (a)(b)(c)	1,313,000	1,247,160
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 0.9736% 7/15/32 (a)(b)(c)	4,733,068	4,639,140
CGMS Commercial Mortgage Trust Series 2017-MDRA Class A, 3.656% 7/10/30 (a)	10,000,000	10,111,260
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.3036% 6/15/34 (a)(b)(c)	4,641,969	4,469,066
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2012-GC8:
Class A/S, 3.683% 9/10/45 (a)	2,720,000	2,748,984
Class A4, 3.024% 9/10/45	2,262,275	2,289,288
Series 2014-GC21 Class AAB, 3.477% 5/10/47	1,385,284	1,434,752
Series 2016-GC36 Class AAB, 3.368% 2/10/49	2,530,000	2,630,326
Series 2017-P7 Class A2, 3.212% 4/14/50	2,399,000	2,453,243
COMM Mortgage Trust:
sequential payer:
Series 2012-CR3 Class A3, 2.822% 10/15/45	1,281,023	1,301,434
Series 2012-LC4 Class A4, 3.288% 12/10/44	5,568,244	5,644,851
Series 2013-CR7:
Class A4, 3.213% 3/10/46	2,666,224	2,768,451
Class AM, 3.314% 3/10/46 (a)	1,343,000	1,375,344
Series 2015-CR22 Class ASB, 3.144% 3/10/48	1,946,901	2,021,530
Series 2015-CR23 Class ASB, 3.257% 5/10/48	1,560,461	1,609,368
Series 2013-CR6 Class A4, 3.101% 3/10/46	3,210,000	3,281,326
Series 2013-LC6 Class ASB, 2.478% 1/10/46	3,087,642	3,117,229
Series 2015-CR22 Class A2, 2.856% 3/10/48	272,772	272,674
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.1636% 5/15/36 (a)(b)(c)	5,000,000	4,884,085
Series 2018-SITE Class A, 4.284% 4/15/36 (a)	1,635,000	1,594,300
CSAIL Commercial Mortgage Trust sequential payer:
Series 19-C15 Class A2, 3.4505% 3/15/52	3,304,000	3,516,952
Series 2015-C3 Class A4, 3.7182% 8/15/48	3,143,000	3,386,758
GS Mortgage Securities Trust:
sequential payer:
Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (a)	8,649,312	8,913,274
Class A3, 3.482% 1/10/45	2,955,837	2,996,159
Series 2012-GCJ7:
Class A/S, 4.085% 5/10/45	4,142,000	4,209,409
Class A4, 3.377% 5/10/45	1,936,889	1,964,983
Series 2012-GCJ9 Class A3, 2.773% 11/10/45	4,664,080	4,720,978
Series 2013-GC10:
Class A4, 2.681% 2/10/46	1,658,214	1,691,677
Class A5, 2.943% 2/10/46	5,531,000	5,684,960
Series 2014-GC18 Class AAB, 3.648% 1/10/47	518,384	534,664
Series 2014-GC20 Class AAB, 3.655% 4/10/47	663,897	688,280
Series 2014-GC26 Class AAB, 3.365% 11/10/47	3,015,770	3,130,568
Series 2015-GC28 Class AAB, 3.206% 2/10/48	2,068,520	2,122,705
Series 2015-GC30 Class A4, 3.382% 5/10/50	3,541,000	3,802,334
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)	6,799,000	6,948,675
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	4,022,000	4,092,088
Series 2013-GC13 Class A/S, 4.0834% 7/10/46 (a)(b)	9,739,000	10,098,537
Series 2013-GC16 Class A/S, 4.649% 11/10/46	1,900,000	1,995,290
Series 2015-GC32 Class A2, 3.062% 7/10/48	983,346	983,688
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class A2, 3.1438% 1/15/49	1,956,902	1,974,953
JPMBB Commercial Mortgage Securities sequential payer Series 2014-C25 Class ASB, 3.4074% 11/15/47	1,629,695	1,688,939
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2013-C17 Class ASB, 3.705% 1/15/47	657,290	681,706
Series 2014-C22 Class A4, 3.8012% 9/15/47	2,272,000	2,460,568
Series 2013-C17 Class A/S, 4.4584% 1/15/47	6,642,000	7,012,288
JPMCC Commercial Mortgage Securities Trust sequential payer Series 2016-JP4 Class A2, 2.9838% 12/15/49	2,081,972	2,117,973
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2012-C6 Class A/S, 4.1166% 5/15/45	2,097,000	2,147,025
Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (a)	5,520,000	5,626,765
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.1836% 9/15/29 (a)(b)(c)	2,478,000	2,385,140
sequential payer:
Series 2012-C8 Class A3, 2.8291% 10/15/45	2,440,750	2,488,583
Series 2014-C20 Class A3A1, 3.4718% 7/15/47	2,128,685	2,158,743
Series 2013-C10 Class A5, 3.1425% 12/15/47	4,758,068	4,910,974
Series 2013-C13 Class A4, 3.9936% 1/15/46 (b)	3,198,140	3,393,324
Series 2013-C16 Class A/S, 4.5169% 12/15/46	8,570,171	9,085,963
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (a)	2,708,000	2,786,375
Morgan Stanley BAML Trust:
sequential payer:
Series 2012-C6 Class A4, 2.858% 11/15/45	4,105,777	4,160,471
Series 2013-C11 Class A4, 4.1529% 8/15/46 (b)	1,443,000	1,547,154
Series 2014-C17 Class ASB, 3.477% 8/15/47	3,154,158	3,269,134
Series 2015-C22 Class ASB, 3.04% 4/15/48	1,151,900	1,187,263
Morgan Stanley Capital I Trust:
sequential payer:
Series 2011-C1 Class A4, 5.033% 9/15/47 (a)(b)	1,701,545	1,721,170
Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	3,837,000	3,648,769
Series 2011-C3 Class AJ, 5.2444% 7/15/49 (a)(b)	2,820,000	2,901,898
MSCG Trust Series 2016-SNR Class B, 4.181% 11/15/34 (a)	19,489	18,857
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.988% 4/10/46 (a)(b)(c)	3,595,359	3,666,344
sequential payer Series 2012-C2 Class A4, 3.525% 5/10/63	2,703,000	2,784,385
Series 2012-C2 Class ASEC, 4.179% 5/10/63 (a)	2,974,216	3,106,125
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2012-LC5 Class A3, 2.918% 10/15/45	4,105,866	4,206,383
Series 2015-C27 Class ASB, 3.278% 2/15/48	2,911,705	3,016,682
Wells Fargo Commercial Mtg Trust 2016-C sequential payer Series 2016-C37 Class A1, 3.103% 12/15/49	2,128,000	2,157,822
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2012-C9 Class A3, 2.87% 11/15/45	3,094,759	3,130,469
Series 2013-C11 Class A5, 3.071% 3/15/45	5,941,000	6,130,351
Series 2013-C12 Class ASB, 2.838% 3/15/48	277,859	282,381
Series 2013-C14 Class A5, 3.337% 6/15/46	7,196,000	7,522,372
Series 2013-C16 Class ASB, 3.963% 9/15/46	754,484	782,645
Series 2014-C22 Class ASB, 3.464% 9/15/57	4,776,589	4,949,275
Series 2013-C11 Class ASB, 2.63% 3/15/45	722,593	732,472
Series 2013-C12 Class A4, 3.198% 3/15/48	1,464,000	1,507,547
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $273,952,965)		271,739,003

Municipal Securities - 0.5%
California Gen. Oblig. Series 2019, 2.4% 10/1/25	4,420,000	4,648,205
Illinois Gen. Oblig. Series 2003, 4.95% 6/1/23	2,308,364	2,299,846
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	1,320,000	1,383,809
New York Urban Dev. Corp. Rev. Series 2017 D, 2.7% 3/15/23	6,100,000	6,322,345
TOTAL MUNICIPAL SECURITIES
(Cost $14,225,912)		14,654,205

Foreign Government and Government Agency Obligations - 0.1%
United Mexican States 3.25% 4/16/30 (Cost $3,506,827)	$3,525,000	$3,468,600

Bank Notes - 3.2%
BBVA U.S.A.:
2.875% 6/29/22	$8,287,000	$8,373,910
3.5% 6/11/21	3,000,000	3,042,031
CIT Bank NA 2.969% 9/27/25 (b)	6,655,000	6,155,875
Citibank NA:
2.844% 5/20/22 (b)	5,000,000	5,087,633
3.65% 1/23/24	5,000,000	5,461,168
Discover Bank:
3.1% 6/4/20	3,590,000	3,590,275
3.2% 8/9/21	2,000,000	2,020,319
3.35% 2/6/23	7,557,000	7,766,187
Fifth Third Bank, Cincinnati 2.875% 10/1/21	2,000,000	2,051,303
First Republic Bank 1.912% 2/12/24 (b)	2,692,000	2,726,661
KeyBank NA 3.3% 2/1/22	1,378,000	1,431,471
PNC Bank NA 2.45% 11/5/20	5,000,000	5,030,667
RBS Citizens NA:
2.25% 10/30/20	5,000,000	5,028,222
2.55% 5/13/21	6,501,000	6,607,471
2.65% 5/26/22	3,000,000	3,075,463
SunTrust Banks, Inc.:
2.8% 5/17/22	5,000,000	5,201,921
3.502% 8/2/22 (b)	3,790,000	3,903,434
Svenska Handelsbanken AB 3.35% 5/24/21	5,000,000	5,144,001
Truist Bank 1.5% 3/10/25	7,000,000	7,145,983
Wells Fargo Bank NA 2.897% 5/27/22 (b)	5,000,000	5,091,056
TOTAL BANK NOTES
(Cost $92,451,038)		93,935,051
	Shares	Value

Fixed-Income Funds - 0.5%
Fidelity Specialized High Income Central Fund(g)
(Cost $15,197,402)	166,890	16,113,182

Money Market Funds - 3.9%
Fidelity Cash Central Fund 0.11% (h)
(Cost $116,981,157)	116,957,766	116,981,157
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $2,966,937,368)		3,020,027,285
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(31,911,200)
NET ASSETS - 100%		$2,988,116,085

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	63	Sept. 2020	$13,913,156	$2,342	$2,342
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,056	Sept. 2020	132,660,000	162,877	162,877
TOTAL FUTURES CONTRACTS					$165,219

The notional amount of futures purchased as a percentage of Net Assets is 4.9%

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $599,855,090 or 20.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $985,174.

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$544,497
Fidelity Specialized High Income Central Fund	646,363
Total	$1,190,860

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$20,623,877	$15,910,896	$21,136,346	$(413,320)	$1,128,075	$16,113,182	3.2%
Total	$20,623,877	$15,910,896	$21,136,346	$(413,320)	$1,128,075	$16,113,182

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations,and foreign government and government agency are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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